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      STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- MAY 14, 2010*

FUND (SAI DATE)                                                                     FORM #
RiverSource Variable Portfolio -- Balanced Fund (4/30/10, amended and restated
5/1/10)                                                                          S-6466-20 AE
RiverSource Variable Portfolio -- Diversified Bond Fund (4/30/10, amended and
restated 5/1/10)                                                                 S-6466-20 AE
RiverSource Variable Portfolio -- High Yield Bond Fund (4/30/10, amended and
restated 5/1/10)                                                                 S-6466-20 AE


Effective May 27, 2010, Table 16. Portfolio Managers, is revised as follows for the funds listed above:

Reporting provided as of Dec. 31, 2009, unless otherwise noted:


                                             OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                      ---------------------------------------------------------               POTENTIAL
                                                           APPROXIMATE                            OWNERSHIP   CONFLICTS
                                      NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED       OF FUND        OF    STRUCTURE OF
FUND             PORTFOLIO MANAGER    OF ACCOUNT(a)        ASSETS          ACCOUNTS(b)            SHARES(c)    INTEREST COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Balanced         Laton Spahr          13 RICs              $14.24 billion
                                      2 PIVs               $52.00 million
                                      17 other accounts(d) $513.21 million
                 ---------------------------------------------------------
                 Steve Schroll        13 RICs              $14.24 billion  8 RICs ($13.68 B)    None             (1)        (10)
                                      2 PIVs               $52.00 million
                                      19 other accounts(d) $513.06 million
                 ---------------------------------------------------------
                 Paul Stocking        13 RICs              $14.24 billion
                                      2 PIVs               $52.00 million
                                      20 other accounts(d) $518.02 million
                 -------------------------------------------------------------------------------------------------------------------
                 Tom Murphy           6 RICs               $10.80 billion  2 RICs ($486.48 M)
                                      2 PIVs               $729.68 million
                                      17 other accounts    $12.58 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren(e)    17 RICs              $1.59 billion   None                 None             (1)        (11)
                                      15 other accounts    $203.49 million
                 ------------------------------------------------------------------------------
                 Jennifer Ponce de    4 RICs               $5.49 billion   None
                 Leon(f)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond Tom Murphy           6 RICs               $5.55 billion   3 RICs ($821.26 M)
                                      2 PIVs               $729.68 million
                                      17 other accounts    $12.58 billion
                 ------------------------------------------------------------------------------
                 Colin Lundgren(e)    17 RICs              $1.59 billion   None                 None             (1)        (11)
                                      15 other accounts    $203.49 million
                 ------------------------------------------------------------------------------
                 Jennifer Ponce de    4 RICs               $5.49 billion   None
                 Leon(f)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond  Jennifer Ponce de    4 RICs               $5.49 billion   None
                 Leon(f)              1 PIV                $9.56 million
                                      28 other accounts    $4.89 billion                        None             (1)        (11)
                 ------------------------------------------------------------------------------
                 Brian Lavin(f)       2 RICs               $2.92 billion   None
                                      1 PIV                $9.56 million
                                      4 other account      $1.78 million
------------------------------------------------------------------------------------------------------------------------------------



(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.
(d) Reflects each wrap program sponsor as a single client, rather than counting each participant in the program as a separate client.
(e) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.
(f) The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2010.

The rest of this section remains the same.

*Valid until next update.